Financial instruments and risk management - Summary of credit ratings (Detail) - Capital and liquidity risk management [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long term rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	A/A3	A-/A3
Short term rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	A-1/P-2	A-1/P-2
Outlook [member]
Disclosure of external credit grades [Line Items]
Credit ratings	Stable/Stable	Positive/Stable